CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS
Revenues	$ 370,636	$ 4,124,300	$ 233,249
Cost of revenues	224,986	3,468,096	117,486
Gross profit	145,650	656,204	115,763
Operating expenses
General and administrative	511,012	2,135,222	1,677,002
Depreciation	159,018	80,981	0
Total operating expenses	670,030	2,216,203	1,677,002
Loss from operations	(524,380)	(1,559,999)	(1,561,239)
Other income and (expense)
Interest expense	(95,837)	(195,963)	0
Other income	353,967	159,917	0
Other expense	(50,000)	(156,484)	0
Total other income (expense)	208,130	(192,530)	0
Net loss from operations before taxes		(1,752,529)	(1,561,239)
Provision for income taxes		0	(110,901)
Net loss	(316,250)	(1,752,529)	(1,450,338)
Other comprehensive income (loss)
Foreign currency translation adjustment	0	(2,616)	4,075
Comprehensive loss	$ (316,250)	$ (1,755,145)	$ (1,446,263)
Loss per share	$ 0	$ (0.02)	$ (0.02)
Weighted average shares outstanding - basic	125,871,414	94,092,907	75,070,205